June 22, 2006


Branch of Filer Support
U.S. Securities and Exchange Commission
Operations Center, Mail Stop 03-04
6432 General Green Way
Alexandria, VA    22312

Re:	Green Irons Holdings Corp.
        Initial Filing Form SB-2 Registration Statement
        CIK: 0001360334

Dear Sir/Madam:

Please find enclosed the following documents with regard to filing Form SB-2 on behalf of Green Irons Holdings Corp.:

1. 	Form SB-2 Registration Statement
2. 	Copy of Articles of Incorporation
3.      Copy of Certificate of Amendment to Articles of Incorporation
4. 	Copy of Bylaws
5. 	Copy of Legal Opinion and Consent Letter
6. 	Copy of Auditor Consent Letter
7. 	Sample Subscription Agreement

Applicable registration fees have been filed with your office via wire transfer direct from the Company bank account. Please contact us with your comments once you have had the opportunity to review this submission.



Yours truly,



Jeffrey C. D'Angelo /s/ Jeffrey C. D'Angelo





cc: Green Irons Holdings Corp.